Consolidated Statements Of Partners' Capital (Deficit) - USD ($) $ in Thousands	Total	Accumulated Other Comprehensive Income (Loss)	Common Unitholders [Member]	General Partner Unitholder [Member]
Partners' capital balance at Jul. 31, 2012	$ 153,140	$ (13,280)	$ 164,737	$ 1,683
Increase (Decrease) in Partners' Capital [Roll Forward]
Contributions in connection with non-cash ESOP and stock and unit-based compensation charges	29,314		29,019	295
Contributions in connection with acquisitions			0
Distributions	(177,170)		(175,380)	(1,790)
Cash contributed by Ferrellgas Partners and general partner	809		800	9
Net earnings (loss)	73,375		$ (72,634)	$ (741)
Other comprehensive income (loss)	15,008	15,008
Partners' capital balance at Jul. 31, 2013	94,476	1,728	$ 91,810	$ 938
Increase (Decrease) in Partners' Capital [Roll Forward]
Contributions in connection with non-cash ESOP and stock and unit-based compensation charges	46,297		45,829	468
Contributions in connection with acquisitions	1,515		1,500	15
Distributions	(178,426)		(176,623)	(1,803)
Cash contributed by Ferrellgas Partners and general partner	51,626		51,105	521
Net earnings (loss)	49,907		49,403	504
Other comprehensive income (loss)	4,530	4,530
Partners' capital balance at Jul. 31, 2014	69,925	6,258	63,024	643
Increase (Decrease) in Partners' Capital [Roll Forward]
Contributions in connection with non-cash ESOP and stock and unit-based compensation charges	50,695		50,183	512
Contributions in connection with acquisitions	833,875		825,452	8,423
Distributions	(607,875)		(601,736)	(6,139)
Cash contributed by Ferrellgas Partners and general partner	42,655		42,224	431
Net earnings (loss)	46,427		45,958	469
Other comprehensive income (loss)	(45,576)	(45,576)
Partners' capital balance at Jul. 31, 2015	390,126	(39,318)	425,105	4,339
Increase (Decrease) in Partners' Capital [Roll Forward]
Contributions in connection with non-cash ESOP and stock and unit-based compensation charges	13,378		13,243	135
Contributions in connection with acquisitions	(284)	0	(284)	0
Distributions	(52,493)		(51,963)	(530)
Net earnings (loss)	(76,536)		$ (75,763)	(773)
Other comprehensive income (loss)	8,610	8,610
Partners' capital balance at Oct. 31, 2015	282,801	(30,708)	$ 310,338	3,171
Partners' capital balance at Jul. 31, 2015	390,126	$ (39,318)	425,105	4,339
Increase (Decrease) in Partners' Capital [Roll Forward]
Contributions in connection with non-cash ESOP and stock and unit-based compensation charges	14,063		13,921	142
Contributions in connection with acquisitions	(284)	$ 0	(284)	0
Distributions	(158,907)		(157,302)	(1,605)
Net earnings (loss)	(14,349)		(14,204)	(145)
Other comprehensive income (loss)	5,673	5,673
Partners' capital balance at Jan. 31, 2016	236,322	(33,645)	267,236	2,731
Partners' capital balance at Oct. 31, 2015	282,801	(30,708)	310,338	3,171
Increase (Decrease) in Partners' Capital [Roll Forward]
Net earnings (loss)	62,187
Other comprehensive income (loss)	(2,937)
Partners' capital balance at Jan. 31, 2016	$ 236,322	$ (33,645)	$ 267,236	$ 2,731